Document and Entity Information	Nov. 10, 2022
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001888012
Document Type	8-K
Document Period End Date	Nov. 10, 2022
Entity Registrant Name	HilleVax, Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-41365
Entity Tax Identification Number	85-0545060
Entity Address, Address Line One	75 State Street
Entity Address, Address Line Two	Suite 100-#9995
Entity Address, City or Town	Boston
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02109
City Area Code	(617)
Local Phone Number	213-5054
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common stock, $0.0001 par value per share
Trading Symbol	HLVX
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	false